Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Share-based Payments
The charge for share-based payments arises across the following schemes:

	Year ended December 31,
	2021	2020	2019
	£’000s	£’000s	£’000s
2019 Equity Incentive Plan	2,860	922	635
2019 NED Equity Incentive Plan	499	167	160
2015 Plan	—	3	63
Mereo BioPharma Group plc Share Option Plan	68	376	685
Long Term Incentive Plan	(125)	90	93

Total	3,302	1,558	1,636

Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year-ended December 31, 2021:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2021	1,567,873	2.94	149,416	3.06
Granted during the year	2,696,960	2.83	296,000	2.81
Cancelled during the year	(253,277)	2.66	(23,625)	2.72
Forfeited during the year	(28,521)	5.37	—	—
Exercised during the year	(39,333)	2.11	—	—

Outstanding at December 31, 2021	3,943,702	2.88	421,791	2.90

Exercisable at December 31, 2021	727,698	3.16	386,623	2.91

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year-ended December 31, 2020:

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2020	798,050	4.29	77,000	4.20
Granted during the year	1,167,836	2.00	77,000	1.84
Cancelled during the year	(406)	5.40	—	—
Forfeited during the year	(397,607)	2.87	(4,584)	1.84
Exercised during the year	—	—	—	—

Outstanding at December 31, 2020	1,567,873	2.94	149,416	3.06

Exercisable at December 31, 2020	259,829	4.42	138,412	3.15

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2021:

	2019 EIP	2019 NED EIP
Expected volatility (%)	97	98
Risk-free interest rate (%)	1.15	1.09
Expected life of share options (years)	10	10
Market price of ADS’s ($)	2.83	2.81
Model used	Black-Scholes	Black-Scholes
During the year ended December 31, 2021, no grants were issued under any other scheme.
The following table includes the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2020:

	2019 EIP	2019 NED EIP
Expected volatility (%)	67	68
Risk-free interest rate (%)	0.59	0.64
Expected life of share options (years)	10	10
Market price of ADS’s ($)	1.99	1.84
Model used	Black-Scholes	Black-Scholes
During the year ended December 31, 2020, no grants were issued under any other scheme.

2015 Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options

	2021		2020
	Number	WAEP £	Number	WAEP £
Outstanding at January 1, 2021	8,923,600	1.32	8,923,600	1.32
Forfeited during the year	(625,906)	1.29	—	—

Outstanding at December 31, 2021	8,297,694	1.31	8,923,600	1.32

Exercisable at December 31, 2021	8,297,694	1.31	8,923,600	1.32

Mereo BioPharma Group plc Share Option Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2021		2020
	Number	WAEP £	Number	WAEP £
Outstanding at January 1, 2021	1,411,395	3.14	1,524,065	3.07
Forfeited during the year	(87,430)	3.11	(112,670)	3.03

Outstanding at December 31, 2021	1,323,965	3.04	1,411,395	3.14

Exercisable at December 31, 2021	1,323,965	3.04	1,210,410	3.01

Long-term incentive plan [member]
Statement [LineItems]
Summary of Number and Movements in Long Term Incentive Plan Options
The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution. The contractual term of the LTIP options is five years.

	2021 Number	2020 Number
Outstanding at January 1	482,748	910,072
Lapsed during the year	(482,748)	(427,324)
Outstanding at December 31	—	482,748

Exercisable at December 31	—	—